Average Annual Total Returns - A B C and F Shares - Federated Hermes Government Reserves Fund	A 1 Year	A 5 Years	A Since Inception	A Inception Date	B 1 Year	B 5 Years	B Since Inception	C 1 Year	C 5 Years	C Since Inception	F 1 Year	F 5 Years	F Since Inception
Total	0.16%	0.53%	0.49%	Jul. 30, 2015	0.08%	0.33%	0.31%	0.08%	0.34%	0.31%	0.16%	0.53%	0.49%